Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 544,342	$ 485,391
Short-term deposits	23,976	25,924
Short-term investments	738	1,142
Trade receivables (net of allowances for credit losses of $12,242 and $12,855 as of December 31, 2022 and 2021, respectively)	702,727	696,321
Prepaid expenses and other accounts receivable	64,535	72,118
Inventories	35,181	21,221
Total current assets	1,371,499	1,302,117
NON-CURRENT ASSETS:
Long-term investments and receivables	38,985	23,676
Investments in companies accounted for at equity	20,746	28,900
Property, plant and equipment	54,971	56,886
Right-of-use assets	116,840	115,833
Deferred taxes	42,027	46,364
Intangible assets	222,726	241,936
Goodwill	926,161	932,854
Total non-current assets	1,422,456	1,446,449
Total assets	2,793,955	2,748,566
CURRENT LIABILITIES:
Credit from banks and others	157,882	175,696
Debentures	68,293	48,455
Current maturities of lease liabilities	45,497	41,655
Trade payables	222,482	205,835
Deferred revenues	131,639	140,660
Employees and payroll accrual	201,225	207,553
Other accounts payable	86,340	80,411
Liabilities in respect of business combinations	27,129	7,773
Put options of non-controlling interests	60,500	39,558
Total current liabilities	1,000,987	947,596
LONG-TERM LIABILITIES:
Loans from banks and others	115,874	157,229
Debentures	305,632	205,035
Lease liabilities	78,966	84,839
Other long-term liabilities	14,101	12,183
Deferred taxes	59,465	78,135
Deferred revenues	8,859	17,757
Liability in respect of business combinations	12,345	21,644
Put options of non-controlling interests	11,688	31,720
Employee benefit liabilities	9,116	12,641
Total long-term liabilities	616,046	621,183
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares as of December 31, 2022 and 2021; Issued: 15,886,287 and 15,862,887 at December 31, 2022 and 2021, respectively; Outstanding: 15,317,667 and 15,294,267 at December 31, 2022 and 2021, respectively	4,347	4,340
Additional paid-in capital	145,369	153,048
Retained earnings	419,448	358,315
Accumulated other comprehensive income	(17,030)	25,516
Treasury shares (568,620 shares as of December 31, 2021 and 2022)	(259)	(259)
Total equity attributable to Formula Systems shareholders	551,875	540,960
Non-controlling interests	625,047	638,827
Total equity	1,176,922	1,179,787
Total liabilities and equity	$ 2,793,955	$ 2,748,566